Cover	Jan. 03, 2024
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment to Current Report on Form 8-K is being filed to amend the Current Report on Form 8-K filed by FTAC Emerald Acquisition Corp. (the “Company”) on January 8, 2024 (the “Original Form 8-K”) solely to include an updated deadline for stockholders to elect to receive cash in connection with the Optional Redemption (defined below). This Amendment solely amends and restates Items 8.01 and 9.01 as identified below. This Amendment does not amend any other item of the Original Form 8-K and the text of the Original Form 8-K is hereby incorporated by reference.
Document Period End Date	Jan. 03, 2024
Entity File Number	001-41168
Entity Registrant Name	FTAC EMERALD ACQUISITION CORP.
Entity Central Index Key	0001889123
Entity Tax Identification Number	86-2170416
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2929 Arch Street
Entity Address, Address Line Two	Suite 1703
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19104
City Area Code	215
Local Phone Number	701-9555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, par value $0.0001 per share, and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, par value $0.0001 per share, and one-half of one redeemable warrant
Trading Symbol	EMLDU
Security Exchange Name	NASDAQ
Shares of Class A common stock, par value $0.0001 per share, included as part of the units
Title of 12(b) Security	Shares of Class A common stock, par value $0.0001 per share, included as part of the units
Trading Symbol	EMLD
Security Exchange Name	NASDAQ
Redeemable warrants, each exercisable for one share of Class A common stock for $11.50 per share
Title of 12(b) Security	Redeemable warrants, each exercisable for one share of Class A common stock for $11.50 per share
Trading Symbol	EMLDW
Security Exchange Name	NASDAQ